Term Notes - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Feb. 28, 2018	Jun. 30, 2014
Debt Instrument [Line Items]
Debt Amount			$ 15,000
Debt, final payment amount			1,013
Interest expense	$ 746	$ 216	401	$ 58
2014 Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Amortization of debt discount				100
2014 Loan and Security Agreement [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt Amount							$ 4,000
Debt repaid amount				$ 200
2018 Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Amortization of debt discount			$ 200
Debt maturity date			Dec. 31, 2021
Debt interest rate			3.75%
Debt, final payment as percentage of original aggregate principal amount			6.75%
Debt, final payment amount			$ 1,000
Debt, warrants issued			34,440
Debt, fair value of warrants issued			$ 100
Interest expense			$ 200
2018 Loan and Security Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt interest rate			1.75%
2018 Loan and Security Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt interest rate basis			2.75%
2018 Loan and Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Amount						$ 2,000
2018 Loan and Security Agreement [Member] | Silicon Valley Bank [Member] | Short Term Notes [Member]
Debt Instrument [Line Items]
Debt Amount						$ 15,000
2018 Loan and Security Agreement [Member] | Silicon Valley Bank [Member] | Short Term Notes [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt Amount					$ 10,000
2018 Loan and Security Agreement [Member] | Silicon Valley Bank [Member] | Short Term Notes [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Debt Amount			$ 5,000